united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2015
Shares		Value

	CLOSED-END FUNDS - 8.2%
32,134	Ares Dynamic Credit Allocation Fund, Inc.	$ 429,310
10,000	Avenue Income Credit Strategies Fund	113,500
20,000	Babson Capital Global Short Duration High Yield Fund (c)	329,800
40,000	Deutsche Multi-Market Income Trust	305,600
37,033	Diversified Real Asset Income Fund	574,382
20,000	Eaton Vance Limited Duration Income Fund	255,200
40,000	Eaton Vance Senior Income Trust	230,800
30,000	First Trust High Income Long/Short Fund	422,400
30,000	Invesco Dynamic Credit Opportunities Fund	316,500
40,000	Invesco Senior Income Trust	161,600
30,000	Nuveen Short Duration Credit Opportunities Fund	444,900
20,000	PIMCO Dynamic Credit Income Fund	360,600
20,000	Prudential Global Short Duration High Yield Fund, Inc.	283,000
20,000	Prudential Short Duration High Yield Fund, Inc. (c)	292,000
	TOTAL CLOSED-END FUNDS (Cost $5,055,634)	4,519,592

	COMMON STOCKS - 59.9%
	AUTO MANUFACTURERS - 5.8%
133,100	Ford Motor Co.	1,875,379
44,800	Tata Motors, Ltd. - ADR (e)*	1,320,256
		3,195,635
	BANKS - 3.1%
40,000	Barclays PLC - ADR	518,400
6,900	Capital One Financial Corp. (e)	498,042
10,000	Citigroup, Inc.	517,500
15,000	ING Groep NV - ADR (e)	201,900
		1,735,842
	BUILDING MATERIALS - 1.0%
99,181	Cemex SAB de CV - ADR (e)*	552,438

	COAL - 0.0%
1,333	Peabody Energy Corp. (c)	10,237

	COMMERCIAL SERVICES - 0.3%
20,000	Apollo Education Group, Inc. (e)*	153,400

	COMPUTERS - 1.3%
7,000	Apple, Inc. (e)	736,820

	DISTRIBUTION/WHOLESALE - 1.0%
10,000	Discover Financial Services	536,200
1,200	PJT Partners, Inc. *	33,948
		570,148
	ELECTRIC - 3.1%
10,000	Dominion Resources, Inc.	676,400
37,500	Exelon Corp.	1,041,375
		1,717,775
	ELECTRICAL COMPOSITION & EQUIPMENT - 3.4%
40,000	Emerson Electric Co.	1,913,200

	ENGINEERING & CONSTRUCTION - 2.1%
25,000	Fluor Corp. (e)	1,180,500

	ENTERTAINMENT - 0.7%
20,000	Regal Entertainment Group - CL. A	377,400

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015
Shares		Value

	FOOD - 0.6%
9,900	Whole Foods Market, Inc.	$ 331,650

	HEALTHCARE-PRODUCTS - 0.7%
10,000	Baxter International, Inc. (a)(d)	381,500

	HOME BUILDERS - 0.1%
2,500	PulteGroup, Inc. (e)	44,550

	INTERNET - 2.5%
1,100	Priceline Group, Inc. (e)*	1,402,445

	INVESTMENT COMPANIES - 8.4%
240,100	American Capital Ltd. *	3,310,979
50,000	Apollo Investment Corp.	261,000
60,000	Ares Capital Corp.	855,000
30,000	Prospect Capital Corp. (c)	209,400
		4,636,379
	IRON/STEEL - 0.5%
90,000	Vale SA - ADR (c)	296,100

	LEISURE TIME - 1.8%
11,600	Polaris Industries, Inc. (e)	997,020

	MACHINERY-CONSTRUCTION & MINING - 1.6%
50,000	ABB Ltd.	886,500

	MINING - 0.7%
15,000	BHP Billiton PLC - ADR	339,750
6,000	South32, Ltd. (c)*	22,890
		362,640
	OIL & GAS - 6.7%
5,000	Apache Corp.	222,350
35,000	Chesapeake Energy Corp. (c)	157,500
15,500	Devon Energy Corp.	496,000
15,000	Ensco PLC - CL. A	230,850
22,500	HollyFrontier Corp. (e)	897,525
20,000	Hugoton Royalty Trust	32,000
20,000	Marathon Petroleum Corp. (e)	1,036,800
370,800	Penn West Petroleum Ltd. (c)(e)	310,100
35,000	Petroleo Brasileiro SA - ADR *	150,500
40,000	Seadrill, Ltd. (c)*	135,600
42,600	Whiting USA Trust II - Trust Unit	30,033
		3,699,258
	PACKAGING & CONTAINERS - 1.3%
40,000	Owens-Illinois, Inc. *	696,800

	PHARMACEUTICALS - 1.5%
20,000	GlaxoSmithKline PLC	807,000

	PIPELINES - 0.9%
31,931	Kinder Morgan, Inc.	476,411

	REAL ESTATE - 0.0%
637	RMR Group, Inc. *	9,182

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015
Shares		Value

	RETAIL - 4.3%
10,000	Bed Bath & Beyond, Inc. (e)*	$ 482,500
1,000	Chipotle Mexican Grill, Inc. - Cl. A (e)*	479,850
20,000	Coach, Inc.	654,600
4,000	Panera Bread Co. *	779,120
		2,396,070
	TELECOMMUNICATIONS - 4.1%
35,000	America Movil SAB de CV Series L - ADR	492,100
10,000	China Mobile, Ltd. - ADR	563,300
199,200	Frontier Communications Corp. (c)(e)	930,264
5,000	Millicom International Cellular SA	288,550
		2,274,214
	TRANSPORTATION - 2.3%
15,000	Norfolk Southern Corp. (a)(d)	1,268,850

	TRUCKING & LEASING - 0.1%
5,000	TAL International Group, Inc.	79,500

	TOTAL COMMON STOCKS (Cost $42,992,255)	33,189,464

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 12.7%
40,000	American Capital Agency Corp.	693,600
30,000	American Capital Mortgage Investment Corp.	418,800
50,750	Annaly Capital Management, Inc.	476,035
29,378	Ares Commercial Real Estate Corp.	336,084
30,000	CYS Investments, Inc.	213,900
59,000	Government Properties Income Trust (c)	936,330
10,000	One Liberty Properties, Inc.	214,600
20,302	Silver Bay Realty Trust Corp.	317,929
86,193	Two Harbors Investment Corp.	698,163
10,000	Ventas, Inc.	1,128,600
71,199	VEREIT, Inc.	563,896
100,000	WP Glimcher, Inc.	1,061,000
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $8,752,128)	7,058,937

	EXCHANGE-TRADED FUNDS (ETFs) - 0.9%
	DEBT FUNDS - 0.9%
10,000	First Trust Exchange-Traded Fund IV First Trust Tactical High Yield (Cost $512,600)	469,700

	LIMITED PARTNERSHIPS - 8.4%
	PIPELINES - 4.8%
34,564	Energy Transfer Partners LP	1,165,844
30,000	Enterprise Products Partners LP	767,400
27,200	Williams Partners LP	757,520
		2,690,764
	PRIVATE EQUITY - 3.2%
50,000	Blackstone Group LP	1,462,000
20,000	KKR & Co. LP	311,800
		1,773,800
	REAL ESTATE - 0.4%
9,000	Brookfield Property Partners LP	209,160

	TOTAL LIMITED PARTNERSHIPS (Cost $6,227,443)	4,673,724

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares		Value

	MUTUAL FUNDS - 4.1%
	DEBT FUNDS - 4.1%
526,020	Lord Abbett Investment Trust - Short Duration Income Fund - CL. I (Cost $2,360,359)	$ 2,267,148

	PREFERRED STOCK - 9.0%
	BANKS - 2.1%
20,000	Goldman Sachs Group, Inc., 4.000%, Perpetual	408,000
20,000	Morgan Stanley Co., 4.000%, Perpetual	415,800
17,300	Popular Capital Trust II, 6.125%, 12/31/2034	302,750
		1,126,550
	DIVERSIFIED FINANCIAL SERVICES - 0.2%
3,000	SLM Corp., 2.212%, Perpetual ****	120,450

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.2%
20,000	American Capital Agency Corp., 8.000%, Perpetual	507,400
30,000	Annaly Capital Management, Inc., 7.500%, Perpetual	694,800
15,000	ARMOUR Residential REIT, Inc., 7.875, Perpetual	304,500
240	Ashford Hospitality Trust, 9.000%, Perpetual	6,084
21,350	CYS Investments, Inc., 7.750%, Perpetual	488,275
15,000	Invesco Mortgage Capital, Inc. 7.750%, Perpetual	321,600
18,396	NorthStar Realty Finance Corp., 8.250%, Perpetual	422,924
16,000	VEREIT, Inc., 6.700%, Perpetual	393,600
12,000	Vornado Realty Trust, 6.875%, Perpetual	306,960
		3,446,143
	TELECOMMUNICATIONS - 0.5%
3,000	Frontier Communications Corp., 11.125%, 6/29/2018	274,740

	TOTAL PREFERRED STOCK (Cost $5,280,570)	4,967,883

	SHORT-TERM INVESTMENTS - 3.9%
2,146,593	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.32%** (b)	2,146,593
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,146,593)	2,146,593

	TOTAL INVESTMENTS IN LONG SECURITIES - 107.1% (Cost $73,327,582) (f)	$ 59,293,041
	TOTAL CALL OPTIONS WRITTEN - (0.0) % (Premiums Received $51,552) (f)	(10,650)
	TOTAL PUT OPTIONS WRITTEN - (2.1) % (Premiums Received $750,783) (f)	(1,133,778)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0) %	(2,760,618)
	TOTAL NET ASSETS - 100.0%	$ 55,387,995

Contracts***		Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0)% *
150	Baxter International, Inc.
	Expiration February 2016, Exercise Price $40.00	$ 3,150
100	Norfolk Southern Corp.
	Expiration January 2016, Exercise Price $92.50	7,500
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $51,552)	$ 10,650

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015
Contracts***		Value

	SCHEDULE OF PUT OPTIONS WRITTEN - (2.1)% *
500	Apollo Education Group, Inc.
	Expiration January 2016, Exercise Price $7.00	$ 18,000
50	Apple, Inc.
	Expiration January 2016, Exercise Price $110.00	24,700
50	Apple, Inc.
	Expiration January 2016, Exercise Price $120.00	72,750
25	Bed Bath & Beyond, Inc.
	Expiration February 2016, Exercise Price $52.50	12,188
50	Capital One Financial Corp.
	Expiration March 2016, Exercise Price $75.00	24,125
279	Cemex SA de C V
	Expiration January 2016, Exercise Price $7.00	41,850
20	Chipotle Mexican Grill Inc.
	Expiration January 2016, Exercise Price $650.00	340,100
100	CSX Corp.
	Expiration February 2016, Exercise Price $26.00	11,500
200	Fluor Corp.
	Expiration January 2016, Exercise Price $42.50	2,000
1,000	Frontier Communications Corp.
	Expiration January 2016, Exercise Price $4.50	7,000
1,000	Frontier Communications Corp.
	Expiration January 2016, Exercise Price $5.00	41,000
1,000	Frontier Communications Corp.
	Expiration February 2016, Exercise Price $4.50	21,000
100	HollyFrontier Corp.
	Expiration March 2016, Exercise Price $42.00	40,000
100	ING Groep NV
	Expiration January 2016, Exercise Price $14.00	5,250
100	Marathon Petroleum Corp.
	Expiration January 2016, Exercise Price $50.00	8,500
816	Penn West Petroleum
	Expiration January 2016, Exercise Price $3.00	185,640
476	Penn West Petroleum
	Expiration January 2016, Exercise Price $4.00	152,320

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015
Contracts***		Value

	SCHEDULE OF PUT OPTIONS WRITTEN (Cont.) - (2.1)% *
25	Polaris Industries, Inc.
	Expiration January 2016, Exercise Price $100.00	$ 34,500
5	Priceline Group Inc.
	Expiration January 2016, Exercise Price $1,200.00	1,475
300	PulteGroup Inc.
	Expiration January 2016, Exercise Price $19.00	34,500
52	Tata Motors Ltd-Spon ADR
	Expiration January 2016, Exercise Price $40.00	55,380
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $750,783)	$ 1,133,778

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
LP - Limited Partnership
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on December 31, 2015.
*** One contract is equivalent to 100 shares of common stock.
**** Variable Rate as of December 31, 2015.
(a) All or a portion of the security is segregated as collateral for call options written.
(b)All or a portion of the security is segregated as collateral for securities on loan at December 31, 2015. Total collateral had a market value of $2,146,593 at December 31, 2015.
(c) All or a portion of the security is out on loan at December 31, 2015. Total loaned securities had a market value of $2,100,577 at December 31, 2015.
(d) Subject to call options written.
(e) Subject to put options written.
(f) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $72,160,198, including options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,348,482
	Unrealized depreciation	(16,360,067)
	Net unrealized depreciation	$ (14,011,585)

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2015
Shares			Value

		COMMON STOCKS - 48.4%
		AGRICULTURE- 1.9%
5,000		Andersons, Inc.	$ 158,150

		BEVERAGES - 0.3%
3,000		Crimson Wine Group Ltd. *	26,400

		ELECTRIC - 5.4%
8,500		Cleco Corp.	443,785

		ENERGY-ALTERNATE SOURCES - 2.3%
13,960		FutureFuel Corp.	188,460

		ENTERTAINMENT - 2.3%
10,000		Regal Entertainment Group - Cl. A	188,700

		ENVIRONMENTAL CONTROL - 0.9%
5,000		Covanta Holding Corp.	77,450

		HEALTHCARE-PRODUCTS - 0.3%
14,500		Female Health Co. *	21,025

		INVESTMENT COMPANIES - 4.0%
10,000		American Capital, Ltd. *	137,900
10,000		Apollo Investment Corp.	52,200
20,000		Prospect Capital Corp.	139,600
			329,700
		IRON/STEEL - 0.4%
22,700		Cliffs Natural Resources, Inc. (b)	35,866

		MEDIA - 1.1%
29,800		CTC Media, Inc.	55,130
7,000		Salem Communication Corp.	34,860
			89,990
		METAL FABRICATE/HARDWARE - 1.2%
9,193		Ampco-Pittsburgh Corp.	94,320

		MISCELLANEOUS MANUFACTURING - 0.3%
444		Sturm Ruger & Co., Inc.	26,467

		OIL & GAS - 2.8%
2,000		Atwood Oceanics, Inc.	20,460
4,450		CVR Energy, Inc.	175,108
20,000		Penn West Petroleum Ltd. (b)	16,726
23,500		Whiting USA Trust II	16,568
			228,862
		OIL & GAS SERVICES - 2.2%
17,299		Gulf Island Fabrication, Inc.	180,948

		REAL ESTATE - 4.0%
108		RMR Group, Inc.	1,556
6,000		St. Joe Co. (b)*	111,060
58,573		Xinyuan Real Estate Co., Ltd.	216,134
			328,750
		RETAIL - 14.2%
300		American Eagle Outfitters, Inc.	4,650
6,000		Bob Evans Farms, Inc.	233,100
5,500		Buckle, Inc. (b)	169,290
2,000		Cheesecake Factory, Inc.	92,220
20,000		Chico's FAS, Inc.	213,400
19,180		Destination Maternity Corp.	167,250
3,000		Five Below, Inc. *	96,300
5,000		GameStop Corp. - Cl. A	140,200
2,500		PetMed Express, Inc.	42,850
			1,159,260
		TELECOMMUNICATIONS - 1.5%
26,955		RF Industries, Ltd.	118,332

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
Shares			Value

		TRANSPORTATION - 0.7%
1,300		Matson, Inc.	$ 55,419

		TRUCKING & LEASING - 2.6%
10,000		TAL International Group, Inc.	159,000
4,000	`	Textainer Group Holdings, Ltd. (b)	56,440
			215,440

		TOTAL COMMON STOCKS (Cost $6,016,469)	3,967,324

		REAL ESTATE INVESTMENT TRUSTS (REITs) - 23.4%
20,000		American Capital Mortage Inv	279,200
25,000		Ares Commercial Real Estate Corp.	286,000
3,125		ARMOUR Residential REIT, Inc.	68,000
5,000		Corrections Corp. of America	132,450
30,000		CYS Investments, Inc.	213,900
10,000		Government Properties Income Trust (b)	158,700
10,000		Inland Real Estate Corp.	106,200
7,000		Invesco Mortgage Capital, Inc.	86,730
400		One Liberty Properties, Inc.	8,584
1,000		Silver Bay Realty Trust Corp.	15,660
30,000		Two Harbors Investment Corp.	243,000
30,000		WP GLIMCHER, Inc.	318,300
		TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,377,820)	1,916,724

		LIMITED PARTNERSHIPS - 15.3%
		CHEMICALS - 1.1%
900		Terra Nitrogen Co. LP	91,422

		COMMERCIAL SERVICES - 0.2%
4,000		Emerge Energy Services LP	18,520

		DIVERSIFIED FINANCIAL SERVICES - 0.8%
5,000		Ares Management LP	64,650

		INVESTMENT COMPANIES - 1.9%
10,000		Compass Diversified Trust	158,900

		OIL & GAS - 0.8%
3,500		CVR Refining LP (b)	66,255

		OIL & GAS SERVICES - 2.1%
15,000		CSI Compressco LP	171,000

		PIPELINES - 3.7%
5,000		Boardwalk Pipeline Partners LP	64,900
5,000		Holly Energy Partners LP	155,700
2,000		NuStar Energy LP	80,200
			300,800
		REAL ESTATE - 1.4%
5,000		Brookfield Property Partners LP	116,200

		TRANSPORTATION - 3.3%
12,500		Martin Midstream Partners LP	271,250

		TOTAL LIMITED PARTNERSHIPS (Cost $1,812,561)	1,258,997

		PREFERRED STOCK - 2.0%
		BANKS - 0.6%
2,000		Boston Private Financial Holdings, Inc., 6.950%, Perpetual	51,240

		REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.4%
5,000		CYS Investments, Inc., 7.750%, Perpetual	114,350

		TOTAL PREFERRED STOCK (Cost $163,640)	165,590

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
Shares			Value

		SHORT-TERM INVESTMENTS - 6.9%
566,816		Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.32%** (b)	$ 566,816
		TOTAL SHORT-TERM INVESTMENTS (Cost $566,816)	566,816

		TOTAL INVESTMENTS IN LONG SECURITIES - 96.0% (Cost $10,937,306) (d)	$ 7,875,451
		TOTAL PUT OPTIONS WRITTEN - (0.2) % (Premiums Received $20,645) (d)	(18,950)
		OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%	344,110
		TOTAL NET ASSETS - 100.0%	$ 8,200,611

Contracts***			Value

		SCHEDULE OF PUT OPTIONS WRITTEN - (0.2)% *
100		American Capital Ltd.
		Expiration February 2016, Exercise Price $14.00	$ 9,500
20		Cheesecake Factory, Inc.
		Expiration January 2016, Exercise Price $50.00	7,200
25		PetMed Express Inc.
		Expiration March 2016, Exercise Price $17.50	1,750
50		Regal Entertainment Group-A
		Expiration January 2016, Exercise Price $17.50	500
		TOTAL PUT OPTIONS WRITTEN - (Premiums Received $20,645)	$ 18,950

LP - Limited Partnership
* Non-Income producing security
** Interest rate reflects seven-day effective yield on December 31, 2015.
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for securities on loan at December 31, 2015. Total collateral had a market value of $566,816 at December 31, 2015.
(b) All or a portion of the security is out on loan at December 31, 2015. Total loaned securities had a market value of $551,064 at December 31, 2015.
(c) Subject to put options written.
(d) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $10,771,876 including options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation	$ 82,469
Unrealized depreciation	(2,997,844)
Net unrealized depreciation	$ (2,915,375)

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.
In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund
Assets	Level 1	Level 2	Level 3	Total
Closed-End Funds	$ 4,519,592	$ -	$ -	$ 4,519,592
Common Stock (a)	33,189,464	-	-	33,189,464
Exchange Traded Funds	469,700	-	-	469,700
Limited Partnerships	4,673,724	-	-	4,673,724
Mutual Funds	2,267,148	-	-	2,267,148
Preferred Stock	4,967,883	-	-	4,967,883
REITs	7,058,937	-	-	7,058,937
Short-Term Investments	2,146,593	-	-	2,146,593
Total	$ 59,293,041	$ -	$ -	$59,293,041

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ (10,650)		$ -	$ (10,650)
Put Options Written	(392,745)	(741,033)	-	(1,133,778)
Total	$ (403,395)	$ (741,033)	$ -	$(1,144,428)

Camelot Excalibur Small Cap Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock (a)	$ 3,967,324	$ -	$ -	$ 3,967,324
Limited Partnerships	1,258,997			1,258,997
Preferred Stock	165,590	-	-	165,590
REITs	1,916,724	-	-	1,916,724
Short-Term Investments	566,816	-	-	566,816
Total	$ 7,875,451	$ -	$ -	$ 7,875,451

Liabilities	Level 1	Level 2	Level 3	Total
Put Options Written	$ (9,500)	$ (9,450)	$ -	$ (18,950)
Total	$ (9,500)	$ (9,450)	$ -	$ (18,950)

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.
(a)All common stock held by the Funds are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

Option Risk – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of December 31, 2015, the amount of unrealized appreciation (depreciation) on option contracts subject to equity price risk amounted to $(342,093) and $1,695 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

Underlying Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 2/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 2/23/2016

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/23/2016